Derivative Instruments - Asset and Liability Management Derivative Positions (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Notional Value	$ 1,300,000
Asset and liability management positions
Derivative [Line Items]
Notional Value	105,692	$ 91,328
Fair Value, Assets	275	312
Fair Value, Liabilities	221	241
Asset and liability management positions | Swaps | Visa Class B Shares
Derivative [Line Items]
Fair Value, Liabilities	78	91
Derivative liability notional value	1,000	2,000
Asset and liability management positions | Underwriting purchase and sale commitments
Derivative [Line Items]
Notional Value		28
Asset and liability management positions | Other
Derivative [Line Items]
Notional Value	1,084	2,136
Fair Value, Assets	7	11
Fair Value, Liabilities	78	93
Asset and liability management positions | Other economic hedges | Interest rate contracts | Receive fixed/pay floating swaps
Derivative [Line Items]
Notional Value	9,977	7,029
Fair Value, Assets	45	9
Fair Value, Liabilities	23	3
Asset and liability management positions | Other economic hedges | Interest rate contracts | Pay fixed/receive floating swaps
Derivative [Line Items]
Notional Value	2,371	3,801
Fair Value, Assets	0	0
Fair Value, Liabilities	0	0
Asset and liability management positions | Other economic hedges | Interest rate contracts | Futures and forwards | Buy/ Purchased
Derivative [Line Items]
Notional Value	5,436	5,006
Fair Value, Assets	8	29
Fair Value, Liabilities	30	5
Asset and liability management positions | Other economic hedges | Interest rate contracts | Futures and forwards | Sell/ Written
Derivative [Line Items]
Notional Value	2,711	4,501
Fair Value, Assets	10	7
Fair Value, Liabilities	1	34
Asset and liability management positions | Other economic hedges | Interest rate contracts | Options | Buy/ Purchased
Derivative [Line Items]
Notional Value	7,810	6,085
Fair Value, Assets	186	237
Fair Value, Liabilities	0	0
Asset and liability management positions | Other economic hedges | Interest rate contracts | Options | Sell/ Written
Derivative [Line Items]
Notional Value	1,991	3,696
Fair Value, Assets	8	14
Fair Value, Liabilities	47	75
Asset and liability management positions | Other economic hedges | Foreign exchange forward contracts
Derivative [Line Items]
Notional Value	702	734
Fair Value, Assets	4	2
Fair Value, Liabilities	4	5
Asset and liability management positions | Other economic hedges | Equity contracts
Derivative [Line Items]
Notional Value	293	227
Fair Value, Assets	0	2
Fair Value, Liabilities	9	0
Asset and liability management positions | Other economic hedges | Credit contracts
Derivative [Line Items]
Notional Value	3,558	2,620
Fair Value, Assets	0	1
Fair Value, Liabilities	29	0
Asset and liability management positions | Fair value hedges | Interest rate contracts | Receive fixed/pay floating swaps
Derivative [Line Items]
Notional Value	10,600	12,100
Fair Value, Assets	0	0
Fair Value, Liabilities	0	16
Asset and liability management positions | Fair value hedges | Interest rate contracts | Pay fixed/receive floating swaps
Derivative [Line Items]
Notional Value	29,739	24,139
Fair Value, Assets	0	0
Fair Value, Liabilities	0	0
Asset and liability management positions | Cash flow hedges | Interest rate contracts | Receive fixed/pay floating swaps
Derivative [Line Items]
Notional Value	28,550	18,400
Fair Value, Assets	0	0
Fair Value, Liabilities	0	0
Asset and liability management positions | Net investment hedges | Foreign exchange forward contracts
Derivative [Line Items]
Notional Value	870	854
Fair Value, Assets	7	0
Fair Value, Liabilities	$ 0	$ 10